REALTYCRUNCH ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
Realty Crunch Inc [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUES OF THE ACQUIRED ASSETS AND ASSUMED LIABILITIES

The following table summarizes the fair value of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date (in thousands):

Balance at, January 11, 2021
Recognized amounts of assets acquired and liabilities assumed
Proprietary Technology	563
Goodwill	602
Net Assets Acquired	1,165
Consideration	1,100
Warrants Issued	65